Long-Term Debt - Schedule of Changes in Fair Value of Embedded Derivatives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Balance – beginning of period	$ 0	$ 4,698
Additions	0	3,447
Measurement adjustments	0	(8,145)
Balance – end of period	$ 0	$ 0